Investments in Associates - Summary of Non-controlling Interests in Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of financial statements [line items]
Shares issued by the associate	1,189,412,363
Shares held by non-controlling shareholders	3,144,187
Non-controlling interest	0.26%
Beginning balance	R$ 11,354,953
Ending balance	10,838,616	R$ 11,354,953
Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	11,354,953	11,020,656
Interest in earnings (losses) of associates	1,577,032	1,107,732
Sales or purchase of interests	(1,387,374)	(435,847)
Other comprehensive income (losses)	(91,920)	(15,795)
Dividends	(223,415)	(343,450)
New standards adopted	(377,420)	(4,738)
Capital increase	(11,938)
Business combination		7,199
Other	(1,302)	19,196
Ending balance	R$ 10,838,616	11,354,953
Comgas [member]
Statement of financial statements [line items]
Shares issued by the associate	132,520,587
Shares held by non-controlling shareholders	1,124,363
Non-controlling interest	0.85%
Comgas [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 987,358	850,595
Interest in earnings (losses) of associates	40,455	250,774
Sales or purchase of interests	(972,988)	12,287
Other comprehensive income (losses)	(560)	(6,418)
Dividends	(16,969)	(118,945)
New standards adopted		(1,280)
Capital increase	(12,727)
Other		345
Ending balance	R$ 24,569	987,358
Logispot Armazens Gerais S A [member]
Statement of financial statements [line items]
Shares issued by the associate	2,040,816
Shares held by non-controlling shareholders	1,000,000
Non-controlling interest	49.00%
Rumo [member]
Statement of financial statements [line items]
Shares issued by the associate	1,559,015,898
Shares held by non-controlling shareholders	1,115,164,072
Non-controlling interest	71.53%
Brado Logisticae Participacoes S A [member]
Statement of financial statements [line items]
Shares issued by the associate	12,962,963
Shares held by non-controlling shareholders	4,897,407
Non-controlling interest	37.78%
Cosan S.A. [member]
Statement of financial statements [line items]
Shares issued by the associate	394,210,000
Shares held by non-controlling shareholders	139,589,761
Non-controlling interest	35.41%
Cosan S.A. [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 3,765,964	3,795,050
Interest in earnings (losses) of associates	988,382	632,964
Sales or purchase of interests	(849,033)	(448,538)
Other comprehensive income (losses)	(94,672)	(17,456)
Dividends	(203,977)	(216,702)
New standards adopted		(3,381)
Other	(1,789)	24,027
Ending balance	R$ 3,604,875	3,765,964
Cosan Logistica S.A. [member]
Statement of financial statements [line items]
Shares issued by the associate	463,224,241
Shares held by non-controlling shareholders	122,800,746
Non-controlling interest	26.51%
Rumo S.A. [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 5,929,151	5,732,763
Interest in earnings (losses) of associates	463,594	197,616
Other comprehensive income (losses)	1,930	7,999
Dividends		(2,742)
New standards adopted	(340,050)
Other	4,348	(6,485)
Ending balance	6,058,973	5,929,151
Logispot Armazens Agricolas S.A. [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	34,656	34,588
Interest in earnings (losses) of associates	172	90
Dividends	(610)	(22)
Ending balance	34,218	34,656
Other investments [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	7,491	376
Interest in earnings (losses) of associates	6,698	5,750
Sales or purchase of interests	4,567
Other comprehensive income (losses)	866	(795)
Dividends	(1,859)	(5,039)
Capital increase	789
Business combination		7,199
Other	(3,254)
Ending balance	15,298	7,491
Cosan Logistica [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	630,333	607,284
Interest in earnings (losses) of associates	59,016	20,538
Sales or purchase of interests	(21,187)	404
Other comprehensive income (losses)		875
New standards adopted	(37,370)	(77)
Other	(607)	1,309
Ending balance	R$ 630,185	R$ 630,333
CLI [Member]
Statement of financial statements [line items]
Shares issued by the associate	34,963,764
Shares held by non-controlling shareholders	10,489,129
Non-controlling interest	30.00%
CLI [Member] | Subsidiaries [member]
Statement of financial statements [line items]
Interest in earnings (losses) of associates	R$ 18,715
Sales or purchase of interests	451,267
Other comprehensive income (losses)	516
Ending balance	R$ 470,498
Payly [Member]
Statement of financial statements [line items]
Shares issued by the associate	44,861,170
Shares held by non-controlling shareholders	11,215,293
Non-controlling interest	25.00%
Sinlog Tecnologia em Logistica SA [Member]
Statement of financial statements [line items]
Shares issued by the associate	21,000
Shares held by non-controlling shareholders	10,000
Non-controlling interest	47.62%
TTA [Member]
Statement of financial statements [line items]
Shares issued by the associate	10,521
Shares held by non-controlling shareholders	2,630
Non-controlling interest	25.00%